Note 10 - Stock Options and stock awards - Schedule of stock option activity (Details) (USD $)	9 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Option Activity
Outstanding, beginning of year	20,150
Granted
Exercised
Expired or cancelled
Outstanding, end of year	20,150
Weighted Average Exericse Price
Outstanding	$ 40	$ 40